SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Working capital deficiency	$ 191,000
Accumulated deficit	1,105,021	939,362
Change in valuation allowance	$ 165,659	$ 15,231